Vontobel International Equity Institutional Fund
Vontobel International Equity Institutional Fund (“International Equity Fund” or the “Fund”)
Investment Objective
The Fund has an investment objective of providing long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Vontobel International Equity Institutional Fund Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	none
Redemption fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Vontobel International Equity Institutional Fund Class I
Management fee	0.75%
Distribution (Rule 12b-1) fees	none
Other expenses	1.03%
Acquired Fund fees and expenses	0.01%
Total Annual Fund Operating Expenses	1.79%
Fee Waivers and Reimbursements	(0.83%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.96%
[1]	Vontobel Asset Management, Inc. (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed 0.95% for Class I Shares until January 28, 2018. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 Year example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Sold
Expense Example	1 year	3 years	5 years	10 years
Vontobel International Equity Institutional Fund | Class I | USD ($)	98	482	892	2,037

Held
Expense Example, No Redemption	1 year	3 years	5 years	10 years
Vontobel International Equity Institutional Fund | Class I | USD ($)	98	482	892	2,037

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.92% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the International Equity Fund invests at least 80% of its assets in equity securities or equity-linked instruments of issuers outside the United States, including issuers in emerging markets countries. Shareholders will be given 60 days’ advance notice of any change to this policy. The Fund intends to diversify its investments among countries and normally seeks to have represented in the portfolio companies with business activities in a number of different countries. The Fund may invest in foreign companies of any size, including small and mid-capitalization companies, in order to achieve its objective.

Equity securities include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), and real estate investment trusts (“REITs”). The Fund may invest in equity-linked securities—synthetic instruments that attempt to replicate ownership of an underlying equity security in foreign stock markets where non-resident shareholders are unable to own shares directly.

The Fund seeks to provide investors with access to high-quality international companies. The securities selected for inclusion in the Fund are those that in the opinion of the Adviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Free cash flow is the difference between operating cash flow and capital expenditures and represents the cash available to develop new products, make acquisitions, pay dividends and reduce debt. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles, although there is no guarantee that it will do so.
Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Large Cap Company Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Convertible Securities Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment.

Foreign Investing Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values and adverse political, social and economic developments affecting a foreign country. Prices of foreign securities may be more volatile than those of their domestic counterparts.

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Currency Rate Risk. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Preferred Stock Risk. The rights of holders of preferred stock on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Market Volatility Risk. The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

Depositary Receipts Risk. The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as ADRs, EDRs and GDRs. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

REIT Risk. Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.
Performance
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-252-5393 (toll free) or 312-630-6583.
Annual Return – Class I Shares for year ended December 31

Best Quarter:	3Q2016	3.23%
Worst Quarter:	4Q2016	(8.83)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2016 was (8.83)%.
Average Annual Total Returns for the Periods Ended December 31, 2016
Average Annual Total Returns - Vontobel International Equity Institutional Fund	1 Year	Since Inception
Class I Shares	(4.42%)	(0.05%)
Class I Shares | After Taxes on Distributions	(4.74%)	(0.31%)
Class I Shares | After Taxes on Distributions and Sale of Fund Shares	(2.06%)	0.05%
Morgan Stanley Capital International Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	4.50%	(0.42%)